SCHEDULE OF FAIR VALUE OF THE FORWARD PURCHASE AGREEMENT (Details) - Parent Company [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Platform Operator, Crypto Asset [Line Items]
Balance
Assumed in Business Combination			49,034
Balance	$ 49,285		49,285
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Balance	49,303
Assumed in Business Combination		49,034
Change in fair value	(18)	269
Balance	$ 49,285	$ 49,303	$ 49,285